LVIP SSGA International Index Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–96.18%
Australia–7.62%
Ampol Ltd.	36,977	$ 683,958
APA Group	183,107	1,126,646
Aristocrat Leisure Ltd.	96,162	2,027,729
ASX Ltd.	30,368	1,397,634
Aurizon Holdings Ltd.	325,129	719,071
Australia & New Zealand Banking Group Ltd.	494,034	7,232,063
BHP Group Ltd.	853,396	21,213,815
BlueScope Steel Ltd.	86,097	836,143
Brambles Ltd.	246,829	1,805,663
Cochlear Ltd.	11,375	1,412,974
Coles Group Ltd.	214,740	2,263,867
Commonwealth Bank of Australia	287,660	16,734,600
Computershare Ltd.	83,685	1,334,782
CSL Ltd.	80,145	14,575,739
Dexus	199,042	990,145
Domino's Pizza Enterprises Ltd.	10,644	350,682
Endeavour Group Ltd.	226,771	1,019,139
Evolution Mining Ltd.	282,375	368,380
Fortescue Metals Group Ltd.	274,794	2,950,010
Goodman Group	292,197	2,953,179
GPT Group	337,644	830,999
IDP Education Ltd.	36,389	611,279
Insurance Australia Group Ltd.	374,869	1,108,960
James Hardie Industries PLC	80,323	1,577,749
Lendlease Corp. Ltd.	120,231	687,377
†Lottery Corp. Ltd.	405,855	1,087,669
Macquarie Group Ltd.	60,130	5,866,291
Medibank Pvt Ltd.	443,136	990,480
Mineral Resources Ltd.	29,663	1,245,087
Mirvac Group	701,067	873,320
National Australia Bank Ltd.	536,379	9,931,424
Newcrest Mining Ltd.	153,284	1,682,933
Northern Star Resources Ltd.	192,517	963,989
Orica Ltd.	64,283	547,280
Origin Energy Ltd.	307,372	1,019,850
†Qantas Airways Ltd.	154,254	495,019
QBE Insurance Group Ltd.	244,201	1,811,884
Ramsay Health Care Ltd.	32,540	1,194,463
REA Group Ltd.	8,586	624,944
Reece Ltd.	51,086	459,066
Rio Tinto Ltd.	60,404	3,653,980
Santos Ltd.	514,949	2,378,829
Scentre Group	907,792	1,483,222
SEEK Ltd.	56,009	680,720
Sonic Healthcare Ltd.	71,250	1,389,745
South32 Ltd.	774,519	1,836,294
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Stockland	429,346	$ 898,543
Suncorp Group Ltd.	218,699	1,411,254
Telstra Corp. Ltd.	646,318	1,595,906
Transurban Group	502,735	3,970,308
Treasury Wine Estates Ltd.	138,038	1,110,702
Vicinity Centres	683,296	761,862
Washington H Soul Pattinson & Co. Ltd.	37,743	648,873
Wesfarmers Ltd.	186,468	5,097,760
Westpac Banking Corp.	579,093	7,661,397
WiseTech Global Ltd.	22,498	735,067
Woodside Energy Group Ltd.	318,645	6,510,400
Woolworths Group Ltd.	198,605	4,315,815
		161,746,959
Austria–0.17%
Erste Group Bank AG	59,937	1,313,949
OMV AG	23,478	849,743
Verbund AG	10,993	938,553
voestalpine AG	24,055	407,497
		3,509,742
Belgium–0.80%
Ageas SA	29,921	1,091,270
Anheuser-Busch InBev SA	143,336	6,492,639
D'ieteren Group	4,285	603,758
Elia Group SA	5,762	678,021
Groupe Bruxelles Lambert NV	15,566	1,088,610
KBC Group NV	42,478	2,015,751
Proximus SADP	32,419	336,122
Sofina SA	2,794	482,211
Solvay SA	12,937	1,001,611
UCB SA	23,050	1,599,620
Umicore SA	33,743	990,603
Warehouses De Pauw CVA	25,611	629,022
		17,009,238
Chile–0.04%
Antofagasta PLC	66,473	814,545
		814,545
China–0.02%
†Futu Holdings Ltd. ADR	8,800	328,152
		328,152
Denmark–2.43%
AP Moller - Maersk AS Class A	522	922,250
AP Moller - Maersk AS Class B	920	1,671,850
Carlsberg AS Class B	17,602	2,058,316
Chr Hansen Holding AS	18,361	904,449
LVIP SSGA International Index Fund–1

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
Coloplast AS Class B	18,864	$ 1,917,041
†Danske Bank AS	124,239	1,546,361
†Demant AS	16,353	404,269
DSV AS	31,455	3,684,872
†Genmab AS	11,153	3,587,958
GN Store Nord AS	23,990	420,219
Novo Nordisk AS Class B	278,160	27,709,686
Novozymes AS Class B	36,242	1,821,237
Orsted AS	31,751	2,530,578
Pandora AS	17,850	834,778
ROCKWOOL AS Class B	1,524	240,392
Tryg AS	63,276	1,306,263
		51,560,519
Faeroe Islands–0.14%
Vestas Wind Systems AS	164,605	3,030,849
		3,030,849
Finland–1.20%
Elisa Oyj	23,864	1,081,255
Fortum Oyj	77,853	1,046,115
Kesko Oyj Class B	43,495	811,485
Kone Oyj Class B	59,982	2,311,018
Neste Oyj	68,499	2,985,837
Nokia Oyj	912,841	3,918,882
Nordea Bank Abp	569,542	4,874,166
Orion Oyj Class B	15,299	644,202
Sampo Oyj Class A	80,937	3,455,330
Stora Enso Oyj Class R	98,947	1,256,967
UPM-Kymmene Oyj	85,956	2,727,765
Wartsila OYJ Abp	70,882	452,788
		25,565,810
France–10.60%
†Accor SA	26,364	551,946
†Aeroports de Paris	4,365	504,421
Air Liquide SA	88,670	10,134,899
Airbus SE	100,313	8,647,017
Alstom SA	56,435	912,879
Amundi SA	9,532	396,826
Arkema SA	9,941	724,490
AXA SA	319,811	6,982,402
BioMerieux	6,841	541,122
BNP Paribas SA	188,582	7,965,558
Bollore SE	178,218	817,674
Bouygues SA	37,418	978,799
Bureau Veritas SA	50,111	1,121,360
Capgemini SE	28,016	4,485,373
Carrefour SA	105,995	1,470,053
Cie de Saint-Gobain	80,832	2,890,196
Cie Generale des Etablissements Michelin SCA	114,808	2,572,353
Covivio	7,928	381,920
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Credit Agricole SA	204,534	$ 1,660,413
Danone SA	111,625	5,278,221
Dassault Aviation SA	3,721	423,342
Dassault Systemes SE	114,169	3,941,691
Edenred	41,562	1,914,792
Eiffage SA	14,950	1,198,886
Electricite de France SA	99,927	1,158,898
Engie SA	310,063	3,568,791
EssilorLuxottica SA	48,942	6,652,334
Eurazeo SE	9,385	489,722
Gecina SA	8,101	634,468
Getlink SE	77,105	1,195,694
Hermes International	5,392	6,341,636
Ipsen SA	6,584	609,350
Kering SA	12,743	5,652,139
†Klepierre SA	30,880	536,857
La Francaise des Jeux SAEM	16,783	497,850
Legrand SA	43,358	2,803,488
L'Oreal SA	40,866	13,066,577
LVMH Moet Hennessy Louis Vuitton SE	46,890	27,645,157
Orange SA	338,803	3,064,315
Pernod Ricard SA	35,657	6,541,423
†Publicis Groupe SA	38,100	1,805,279
Remy Cointreau SA	3,589	595,589
†Renault SA	36,247	980,700
Safran SA	58,297	5,304,429
Sanofi	192,711	14,674,264
Sartorius Stedim Biotech	4,548	1,395,038
Schneider Electric SE	91,991	10,390,453
SEB SA	4,862	305,824
Societe Generale SA	136,880	2,706,952
Sodexo SA	16,053	1,205,585
Teleperformance	9,971	2,529,481
Thales SA	18,645	2,054,566
TotalEnergies SE	419,187	19,665,968
†Ubisoft Entertainment SA	17,718	486,935
†Unibail-Rodamco-Westfield	160,422	819,339
Valeo SA	41,370	625,095
Veolia Environnement SA	111,375	2,128,619
Vinci SA	90,686	7,332,935
Vivendi SE	125,055	969,998
Wendel SE	3,842	274,991
†Worldline SA	40,574	1,603,715
		224,811,087
Germany–6.82%
adidas AG	29,768	3,422,166
Allianz SE	69,215	10,903,733
Aroundtown SA	185,672	406,566
BASF SE	156,404	6,002,532
Bayer AG	166,858	7,687,900

LVIP SSGA International Index Fund–2

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Bayerische Motoren Werke AG	56,310	$ 3,816,552
Bechtle AG	15,486	556,704
Beiersdorf AG	16,662	1,637,247
Brenntag SE	27,379	1,655,114
Carl Zeiss Meditec AG	6,394	664,171
†Commerzbank AG	187,612	1,335,612
Continental AG	17,942	796,146
Covestro AG	33,739	964,654
†Daimler Truck Holding AG	77,932	1,761,844
†Delivery Hero SE	27,597	1,008,040
Deutsche Bank AG	363,210	2,689,198
Deutsche Boerse AG	32,408	5,312,535
†Deutsche Lufthansa AG	101,280	582,174
Deutsche Post AG	169,185	5,099,175
Deutsche Telekom AG	549,723	9,357,200
E.ON SE	380,969	2,926,899
Evonik Industries AG	32,539	544,951
Fresenius Medical Care AG & Co. KGaA	34,145	961,967
Fresenius SE & Co. KGaA	71,225	1,518,175
GEA Group AG	25,921	838,880
Hannover Rueck SE	10,828	1,623,174
HeidelbergCement AG	26,152	1,033,112
†HelloFresh SE	29,027	607,591
Henkel AG & Co. KGaA	16,794	951,770
Infineon Technologies AG	222,885	4,877,620
KION Group AG	12,297	235,502
Knorr-Bremse AG	11,455	491,915
LEG Immobilien SE	12,399	740,091
Mercedes-Benz Group AG	136,413	6,898,000
Merck KGaA	22,186	3,591,487
MTU Aero Engines AG	9,472	1,415,633
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	23,867	5,745,279
Nemetschek SE	8,714	413,625
Puma SE	17,680	817,878
Rational AG	968	468,824
Rheinmetall AG	7,500	1,154,756
RWE AG	109,388	4,020,664
SAP SE	176,766	14,405,569
Scout24 SE	14,593	731,261
Siemens AG	129,570	12,664,540
Siemens Healthineers AG	48,722	2,089,953
Symrise AG	23,587	2,300,024
Telefonica Deutschland Holding AG	190,187	384,523
Uniper SE	16,078	60,682
United Internet AG	14,334	267,958
Volkswagen AG	5,406	881,012
Vonovia SE	120,343	2,597,214
†Zalando SE	38,884	759,519
		144,679,311
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Greenland–0.17%
Ferguson PLC	35,683	$ 3,701,370
		3,701,370
Hong Kong–2.91%
AIA Group Ltd.	2,015,200	16,778,360
BOC Hong Kong Holdings Ltd.	585,500	1,947,206
Budweiser Brewing Co. APAC Ltd.	260,900	679,399
Chow Tai Fook Jewellery Group Ltd.	351,400	660,413
CK Asset Holdings Ltd.	351,800	2,111,991
CK Hutchison Holdings Ltd.	431,660	2,376,826
CK Infrastructure Holdings Ltd.	115,500	589,087
CLP Holdings Ltd.	285,500	2,157,732
†ESR Group Ltd.	318,200	800,390
Galaxy Entertainment Group Ltd.	378,000	2,221,842
Hang Lung Properties Ltd.	314,000	515,631
Hang Seng Bank Ltd.	132,600	2,014,525
Henderson Land Development Co. Ltd.	236,149	661,267
HK Electric Investments & HK Electric Investments Ltd.	564,808	395,743
HKT Trust & HKT Ltd.	581,592	681,168
Hong Kong & China Gas Co. Ltd.	1,951,358	1,718,854
Hong Kong Exchanges & Clearing Ltd.	199,108	6,805,991
Hongkong Land Holdings Ltd.	179,600	789,166
Jardine Matheson Holdings Ltd.	26,700	1,349,898
Link REIT	350,422	2,446,123
MTR Corp. Ltd.	283,296	1,299,436
New World Development Co. Ltd.	280,869	797,693
Power Assets Holdings Ltd.	254,000	1,273,244
†Sands China Ltd.	423,468	1,054,531
Sino Land Co. Ltd.	516,164	678,925
SITC International Holdings Co. Ltd.	235,000	430,974
Sun Hung Kai Properties Ltd.	249,505	2,753,605
Swire Pacific Ltd. Class A	68,500	512,005
Swire Properties Ltd.	160,961	346,271
Techtronic Industries Co. Ltd.	242,000	2,309,194
WH Group Ltd.	1,359,340	854,941
Wharf Real Estate Investment Co. Ltd.	268,000	1,214,948

LVIP SSGA International Index Fund–3

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Xinyi Glass Holdings Ltd.	344,000	$ 497,487
		61,724,866
Ireland–0.66%
†AerCap Holdings NV	23,500	994,755
CRH PLC	125,308	4,028,884
DCC PLC	17,612	914,636
†Flutter Entertainment PLC	28,751	3,169,271
Kerry Group PLC Class A	26,829	2,391,330
Kingspan Group PLC	27,130	1,222,330
Smurfit Kappa Group PLC	42,954	1,228,450
		13,949,656
Isle Of Man–0.06%
Entain PLC	102,403	1,224,377
		1,224,377
Israel–0.80%
Azrieli Group Ltd.	7,408	505,581
Bank Hapoalim BM	203,905	1,721,254
Bank Leumi Le-Israel BM	255,329	2,180,705
Bezeq The Israeli Telecommunication Corp. Ltd.	348,082	569,007
†Check Point Software Technologies Ltd.	17,664	1,978,721
†CyberArk Software Ltd.	6,400	959,616
Elbit Systems Ltd.	4,111	778,349
ICL Group Ltd.	123,792	992,124
Israel Discount Bank Ltd. Class A	186,199	937,571
Mizrahi Tefahot Bank Ltd.	24,502	857,791
†Nice Ltd.	10,973	2,064,828
†Teva Pharmaceutical Industries Ltd.	139,930	1,116,572
†Teva Pharmaceutical Industries Ltd. ADR	55,369	446,828
†Tower Semiconductor Ltd.	18,781	819,815
†Wix.com Ltd.	9,300	727,539
ZIM Integrated Shipping Services Ltd.	14,400	338,400
		16,994,701
Italy–1.95%
Amplifon SpA	23,545	613,448
Assicurazioni Generali SpA	177,793	2,427,644
Atlantia SpA	81,576	1,800,029
CNH Industrial NV	175,990	1,969,724
Davide Campari-Milano NV	100,699	890,940
DiaSorin SpA	4,246	473,822
Enel SpA	1,339,476	5,493,491
Eni SpA	429,914	4,569,425
Ferrari NV	20,556	3,806,679
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
FinecoBank Banca Fineco SpA	108,256	$ 1,337,014
Infrastrutture Wireless Italiane SpA	52,629	459,163
Intesa Sanpaolo SpA	2,703,768	4,469,370
Mediobanca Banca di Credito Finanziario SpA	101,836	796,838
Moncler SpA	35,950	1,467,642
†Nexi SpA	83,097	671,267
Poste Italiane SpA	82,911	626,393
Prysmian SpA	42,244	1,210,032
Recordati Industria Chimica e Farmaceutica SpA	16,947	620,235
Snam SpA	328,693	1,328,554
†Telecom Italia SpA	1,751,080	323,892
Tenaris SA	82,986	1,073,761
Terna - Rete Elettrica Nazionale	227,592	1,386,155
UniCredit SpA	342,726	3,469,787
		41,285,305
Japan–21.99%
Advantest Corp.	34,100	1,574,760
Aeon Co. Ltd.	115,200	2,151,187
AGC, Inc.	34,200	1,064,709
Aisin Corp.	24,700	635,771
Ajinomoto Co., Inc.	81,500	2,227,500
†ANA Holdings, Inc.	24,500	460,897
Asahi Group Holdings Ltd.	79,500	2,478,496
Asahi Intecc Co. Ltd.	33,700	537,458
Asahi Kasei Corp.	226,400	1,500,424
Astellas Pharma, Inc.	304,200	4,029,825
Azbil Corp.	23,300	607,364
Bandai Namco Holdings, Inc.	31,900	2,078,867
Bridgestone Corp.	92,700	2,998,003
Brother Industries Ltd.	36,000	621,956
Canon, Inc.	162,900	3,558,148
Capcom Co. Ltd.	33,200	835,890
Central Japan Railway Co.	24,200	2,840,860
Chiba Bank Ltd.	80,000	433,227
Chubu Electric Power Co., Inc.	115,900	1,042,356
Chugai Pharmaceutical Co. Ltd.	108,400	2,708,165
Concordia Financial Group Ltd.	161,400	500,889
CyberAgent, Inc.	69,600	586,039
Dai Nippon Printing Co. Ltd.	38,900	779,331
Daifuku Co. Ltd.	18,900	889,000
Dai-ichi Life Holdings, Inc.	175,200	2,785,735
Daiichi Sankyo Co. Ltd.	289,900	8,102,952

LVIP SSGA International Index Fund–4

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Daikin Industries Ltd.	41,100	$ 6,324,013
Daito Trust Construction Co. Ltd.	11,300	1,057,027
Daiwa House Industry Co. Ltd.	95,400	1,939,730
†Daiwa House REIT Investment Corp.	398	831,216
Daiwa Securities Group, Inc.	260,800	1,023,613
Denso Corp.	74,000	3,383,514
Dentsu Group, Inc.	37,800	1,074,559
Disco Corp.	4,900	1,080,214
East Japan Railway Co.	50,400	2,584,738
Eisai Co. Ltd.	41,600	2,232,218
ENEOS Holdings, Inc.	551,960	1,780,155
FANUC Corp.	31,500	4,423,050
Fast Retailing Co. Ltd.	9,600	5,087,463
Fuji Electric Co. Ltd.	19,300	707,362
FUJIFILM Holdings Corp.	62,900	2,872,945
Fujitsu Ltd.	32,000	3,508,862
†GLP J-Reit	744	825,134
GMO Payment Gateway, Inc.	7,700	527,843
Hakuhodo DY Holdings, Inc.	33,300	234,455
Hamamatsu Photonics KK	25,300	1,084,415
Hankyu Hanshin Holdings, Inc.	42,100	1,267,050
Hikari Tsushin, Inc.	3,200	375,901
Hirose Electric Co. Ltd.	5,387	706,472
Hitachi Construction Machinery Co. Ltd.	22,900	425,591
Hitachi Ltd.	159,900	6,804,715
†Hitachi Metals Ltd.	37,400	562,673
Honda Motor Co. Ltd.	268,800	5,834,512
Hoshizaki Corp.	17,000	474,137
Hoya Corp.	60,900	5,868,235
Hulic Co. Ltd.	64,600	475,957
Ibiden Co. Ltd.	20,000	546,775
Idemitsu Kosan Co. Ltd.	31,383	682,054
Iida Group Holdings Co. Ltd.	31,400	425,042
Inpex Corp.	171,600	1,600,527
Isuzu Motors Ltd.	101,600	1,123,435
Ito En Ltd.	7,200	291,240
ITOCHU Corp.	195,000	4,706,893
Itochu Techno-Solutions Corp.	20,500	480,544
†Japan Airlines Co. Ltd.	24,500	438,746
Japan Exchange Group, Inc.	84,900	1,147,428
Japan Metropolitan Fund Invest	1,228	921,999
Japan Post Bank Co. Ltd.	57,300	400,538
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Japan Post Holdings Co. Ltd.	426,900	$ 2,828,302
Japan Post Insurance Co. Ltd.	33,100	463,601
Japan Real Estate Investment Corp.	196	808,577
Japan Tobacco, Inc.	206,900	3,399,935
JFE Holdings, Inc.	80,600	748,404
JSR Corp.	31,900	604,911
Kajima Corp.	73,600	697,618
Kakaku.com, Inc.	21,500	364,343
Kansai Electric Power Co., Inc.	122,200	1,022,368
Kao Corp.	80,700	3,283,710
KDDI Corp.	266,500	7,791,467
Keio Corp.	18,000	655,910
Keisei Electric Railway Co. Ltd.	20,800	566,638
Keyence Corp.	32,376	10,702,220
Kikkoman Corp.	22,500	1,275,549
Kintetsu Group Holdings Co. Ltd.	31,600	1,052,082
Kirin Holdings Co. Ltd.	140,000	2,156,803
Kobayashi Pharmaceutical Co. Ltd.	8,100	474,681
Kobe Bussan Co. Ltd.	24,000	577,375
Koei Tecmo Holdings Co. Ltd.	22,360	368,064
Koito Manufacturing Co. Ltd.	35,000	478,522
Komatsu Ltd.	159,200	2,898,762
Konami Group Corp.	17,500	810,287
Kose Corp.	5,400	556,763
Kubota Corp.	163,700	2,274,921
Kurita Water Industries Ltd.	14,700	521,897
Kyocera Corp.	53,700	2,705,338
Kyowa Kirin Co. Ltd.	40,200	924,286
Lasertec Corp.	13,500	1,357,856
Lixil Corp.	51,200	751,246
M3, Inc.	75,900	2,119,261
Makita Corp.	42,500	824,727
Marubeni Corp.	274,900	2,398,638
Mazda Motor Corp.	91,400	606,909
McDonald's Holdings Co. Japan Ltd.	14,200	494,770
MEIJI Holdings Co. Ltd.	20,768	921,899
MINEBEA MITSUMI, Inc.	61,800	914,261
MISUMI Group, Inc.	47,700	1,027,096
Mitsubishi Chemical Group Corp.	227,600	1,042,606
Mitsubishi Corp.	207,900	5,686,111
Mitsubishi Electric Corp.	312,700	2,829,324
Mitsubishi Estate Co. Ltd.	207,400	2,732,738

LVIP SSGA International Index Fund–5

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsubishi HC Capital, Inc.	116,000	$ 498,594
Mitsubishi Heavy Industries Ltd.	54,500	1,812,630
Mitsubishi UFJ Financial Group, Inc.	1,981,200	8,975,082
Mitsui & Co. Ltd.	240,400	5,115,654
Mitsui Chemicals, Inc.	30,300	590,601
Mitsui Fudosan Co. Ltd.	147,200	2,804,156
Mitsui OSK Lines Ltd.	60,000	1,073,555
Mizuho Financial Group, Inc.	394,082	4,265,791
MonotaRO Co. Ltd.	43,600	669,035
MS&AD Insurance Group Holdings, Inc.	77,054	2,040,599
Murata Manufacturing Co. Ltd.	94,200	4,335,759
NEC Corp.	44,000	1,408,891
Nexon Co. Ltd.	87,800	1,551,227
NGK Insulators Ltd.	38,100	474,221
Nidec Corp.	73,300	4,103,049
Nihon M&A Center Holdings, Inc.	55,000	629,043
Nintendo Co. Ltd.	182,000	7,340,838
Nippon Building Fund, Inc.	234	1,029,711
NIPPON EXPRESS HOLDINGS, Inc.	12,000	609,947
Nippon Paint Holdings Co. Ltd.	134,000	905,158
†Nippon Prologis REIT, Inc.	349	765,153
Nippon Sanso Holdings Corp.	27,700	437,854
Nippon Shinyaku Co. Ltd.	9,600	489,808
Nippon Steel Corp.	139,122	1,930,772
Nippon Telegraph & Telephone Corp.	196,000	5,286,574
Nippon Yusen KK	85,200	1,446,173
Nissan Chemical Corp.	22,100	987,288
†Nissan Motor Co. Ltd.	410,600	1,323,212
Nisshin Seifun Group, Inc.	42,165	425,883
Nissin Foods Holdings Co. Ltd.	11,900	827,167
Nitori Holdings Co. Ltd.	13,600	1,141,313
Nitto Denko Corp.	24,800	1,342,815
Nomura Holdings, Inc.	501,100	1,660,082
Nomura Real Estate Holdings, Inc.	20,700	467,493
†Nomura Real Estate Master Fund, Inc.	729	805,723
Nomura Research Institute Ltd.	59,207	1,446,026
NTT Data Corp.	114,300	1,476,424
Obayashi Corp.	116,800	749,619
Obic Co. Ltd.	11,700	1,568,896
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Odakyu Electric Railway Co. Ltd.	53,100	$ 684,197
Oji Holdings Corp.	132,300	490,918
Olympus Corp.	212,500	4,088,017
Omron Corp.	32,400	1,484,479
Ono Pharmaceutical Co. Ltd.	60,200	1,406,196
Open House Group Co. Ltd.	14,300	483,103
Oracle Corp. Japan	5,900	312,730
Oriental Land Co. Ltd.	34,400	4,665,629
ORIX Corp.	205,800	2,883,063
Osaka Gas Co. Ltd.	61,500	927,173
Otsuka Corp.	19,600	611,273
Otsuka Holdings Co. Ltd.	66,400	2,102,548
Pan Pacific International Holdings Corp.	65,500	1,155,472
Panasonic Holdings Corp.	378,100	2,655,033
Persol Holdings Co. Ltd.	30,900	571,601
Rakuten Group, Inc.	161,700	691,993
Recruit Holdings Co. Ltd.	238,400	6,867,263
†Renesas Electronics Corp.	183,600	1,539,162
Resona Holdings, Inc.	350,500	1,282,641
Ricoh Co. Ltd.	98,800	723,434
Rohm Co. Ltd.	16,000	1,048,579
SBI Holdings, Inc.	39,170	702,908
SCSK Corp.	21,000	317,925
Secom Co. Ltd.	33,400	1,904,437
Seiko Epson Corp.	41,400	565,294
Sekisui Chemical Co. Ltd.	61,200	748,716
Sekisui House Ltd.	100,900	1,671,135
Seven & i Holdings Co. Ltd.	128,100	5,145,781
SG Holdings Co. Ltd.	49,600	679,352
Sharp Corp.	34,200	203,928
Shimadzu Corp.	38,900	1,020,591
Shimano, Inc.	12,700	1,987,105
Shimizu Corp.	90,100	440,503
Shin-Etsu Chemical Co. Ltd.	61,900	6,125,426
Shionogi & Co. Ltd.	47,000	2,269,824
Shiseido Co. Ltd.	70,700	2,477,837
=,†Shizuoka Bank Ltd.	78,300	473,494
SMC Corp.	9,400	3,825,522
SoftBank Corp.	470,800	4,701,375
SoftBank Group Corp.	199,400	6,757,882
Sompo Holdings, Inc.	49,675	1,987,562
Sony Group Corp.	210,000	13,527,027
Square Enix Holdings Co. Ltd.	14,400	620,657
Subaru Corp.	106,100	1,603,420
SUMCO Corp.	58,300	679,256
Sumitomo Chemical Co. Ltd.	243,300	836,853
Sumitomo Corp.	196,600	2,428,871

LVIP SSGA International Index Fund–6

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sumitomo Electric Industries Ltd.	131,700	$ 1,336,955
Sumitomo Metal Mining Co. Ltd.	43,400	1,243,693
Sumitomo Mitsui Financial Group, Inc.	214,900	5,957,345
Sumitomo Mitsui Trust Holdings, Inc.	58,946	1,676,406
Sumitomo Realty & Development Co. Ltd.	57,000	1,296,296
Suntory Beverage & Food Ltd.	27,400	975,144
Suzuki Motor Corp.	64,400	2,004,780
Sysmex Corp.	29,300	1,565,681
T&D Holdings, Inc.	98,800	939,098
Taisei Corp.	33,500	929,076
Takeda Pharmaceutical Co. Ltd.	247,675	6,431,570
TDK Corp.	68,100	2,102,271
Terumo Corp.	104,700	2,943,139
TIS, Inc.	33,800	897,379
Tobu Railway Co. Ltd.	32,800	773,171
Toho Co. Ltd.	17,600	639,984
Tokio Marine Holdings, Inc.	309,300	5,497,229
†Tokyo Electric Power Co. Holdings, Inc.	268,300	857,656
Tokyo Electron Ltd.	24,700	6,085,953
Tokyo Gas Co. Ltd.	63,400	1,070,259
Tokyu Corp.	90,300	1,029,828
TOPPAN, Inc.	39,300	585,415
Toray Industries, Inc.	235,500	1,159,091
Toshiba Corp.	69,300	2,468,832
Tosoh Corp.	41,800	465,876
TOTO Ltd.	24,000	801,444
Toyota Industries Corp.	26,900	1,285,032
Toyota Motor Corp.	1,787,700	23,366,031
Toyota Tsusho Corp.	36,900	1,142,969
Trend Micro, Inc.	22,400	1,206,525
Unicharm Corp.	70,800	2,322,585
USS Co. Ltd.	44,500	687,263
Welcia Holdings Co. Ltd.	20,200	426,270
West Japan Railway Co.	37,600	1,437,226
Yakult Honsha Co. Ltd.	19,600	1,138,070
Yamaha Corp.	24,200	859,932
Yamaha Motor Co. Ltd.	46,500	871,221
Yamato Holdings Co. Ltd.	55,600	834,968
Yaskawa Electric Corp.	36,900	1,061,912
Yokogawa Electric Corp.	34,900	549,820
Z Holdings Corp.	462,500	1,225,932
ZOZO, Inc.	18,100	362,319
		466,594,222
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Jordan–0.02%
Hikma Pharmaceuticals PLC	31,884	$ 480,587
		480,587
Luxembourg–0.07%
Eurofins Scientific SE	23,465	1,392,984
		1,392,984
Malta–0.00%
=,†,πAZ BGP Holdings	160,069	0
		0
Netherlands–4.26%
ABN AMRO Bank NV	73,059	654,635
†Adyen NV	3,704	4,619,486
Aegon NV	307,119	1,220,798
Akzo Nobel NV	32,520	1,842,907
†Argenx SE	9,240	3,288,298
ASM International NV	8,280	1,853,950
ASML Holding NV	68,643	28,437,340
Euronext NV	14,936	945,243
†EXOR NV	19,565	1,255,558
Heineken Holding NV	17,357	1,188,236
Heineken NV	44,409	3,878,285
IMCD NV	9,934	1,177,790
ING Groep NV	665,351	5,701,011
JDE Peet's NV	19,117	558,945
†Just Eat Takeaway.com NV	31,451	487,860
Koninklijke Ahold Delhaize NV	178,636	4,550,114
Koninklijke DSM NV	30,021	3,416,105
Koninklijke KPN NV	551,176	1,491,683
Koninklijke Philips NV	152,920	2,354,432
NN Group NV	52,047	2,024,312
OCI NV	18,140	664,134
†Prosus NV	140,987	7,335,073
†QIAGEN NV	36,228	1,508,697
Randstad NV	20,790	897,314
Stellantis NV	191,573	2,262,945
Universal Music Group NV	125,055	2,342,285
Wolters Kluwer NV	44,893	4,371,394
		90,328,830
New Zealand–0.23%
†Auckland International Airport Ltd.	203,075	813,989
Fisher & Paykel Healthcare Corp. Ltd.	104,535	1,083,493
Mercury NZ Ltd.	149,762	476,763
Meridian Energy Ltd.	215,240	577,554
Spark New Zealand Ltd.	326,312	912,940
†Xero Ltd.	23,206	1,073,894
		4,938,633

LVIP SSGA International Index Fund–7

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway–0.77%
†Adevinta ASA	48,699	$ 290,134
Aker BP ASA	55,419	1,590,777
DNB Bank ASA	162,372	2,576,528
Equinor ASA	160,444	5,291,236
Gjensidige Forsikring ASA	32,261	553,575
Kongsberg Gruppen ASA	15,396	467,230
Mowi ASA	73,824	939,007
Norsk Hydro ASA	220,326	1,182,252
Orkla ASA	131,102	953,021
Salmar ASA	10,141	341,815
Telenor ASA	113,367	1,037,548
Yara International ASA	30,915	1,084,967
		16,308,090
Portugal–0.22%
EDP - Energias de Portugal SA	495,350	2,149,825
EDP Renovaveis SA	50,642	1,041,715
Galp Energia SGPS SA	77,597	746,591
Jeronimo Martins SGPS SA	44,236	823,825
		4,761,956
Singapore–1.35%
CapitaLand Integrated Commercial Trust	863,722	1,148,909
Capitaland Investment Ltd.	420,028	1,010,530
CapLand Ascendas	618,765	1,154,208
City Developments Ltd.	71,400	376,287
DBS Group Holdings Ltd.	298,448	6,904,105
Genting Singapore Ltd.	1,055,500	573,593
†Grab Holdings Ltd. Class A	189,400	498,122
Keppel Corp. Ltd.	237,415	1,142,415
Mapletree Logistics Trust	616,374	665,990
Mapletree Pan Asia Commercial Trust	425,700	506,817
Oversea-Chinese Banking Corp. Ltd.	553,840	4,538,098
†Singapore Airlines Ltd.	245,550	867,849
Singapore Exchange Ltd.	130,100	853,505
Singapore Technologies Engineering Ltd.	235,300	584,592
Singapore Telecommunications Ltd.	1,413,200	2,607,691
United Overseas Bank Ltd.	191,685	3,471,909
UOL Group Ltd.	98,851	454,783
Venture Corp. Ltd.	39,200	445,427
Wilmar International Ltd.	315,600	839,618
		28,644,448
Spain–2.30%
Acciona SA	4,250	746,963
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
ACS Actividades de Construccion y Servicios SA	41,927	$ 942,072
†Aena SME SA	13,180	1,367,815
†Amadeus IT Group SA	76,663	3,554,298
Banco Bilbao Vizcaya Argentaria SA	1,134,325	5,088,406
Banco Santander SA	2,861,119	6,657,534
CaixaBank SA	743,416	2,394,450
Cellnex Telecom SA	93,573	2,886,406
Enagas SA	38,549	596,698
Endesa SA	51,443	772,651
Ferrovial SA	85,643	1,943,977
†Grifols SA	50,599	437,142
Iberdrola SA	987,026	9,203,211
Industria de Diseno Textil SA	185,057	3,818,953
Naturgy Energy Group SA	25,042	579,311
Red Electrica Corp. SA	71,160	1,091,992
†Repsol SA	245,859	2,824,982
†Siemens Gamesa Renewable Energy SA	41,919	730,854
Telefonica SA	924,513	3,056,362
		48,694,077
Sweden–3.15%
Alfa Laval AB	53,564	1,328,226
ArcelorMittal SA	88,498	1,760,961
Assa Abloy AB Class B	162,701	3,048,374
†Atlas Copco AB Class A	455,235	4,231,117
†Atlas Copco AB Class B	273,404	2,266,247
†Boliden AB	48,436	1,496,475
Electrolux AB Class B	35,635	370,369
†Embracer Group AB	90,138	534,264
Epiroc AB Class A	114,851	1,643,000
Epiroc AB Class B	64,917	818,581
EQT AB	51,577	996,578
Essity AB Class B	101,544	2,006,184
Evolution AB	29,851	2,359,648
†Fastighets AB Balder Class B	114,888	458,596
Getinge AB Class B	39,872	681,856
H & M Hennes & Mauritz AB Class B	128,348	1,186,590
Hexagon AB Class B	315,879	2,950,036
Holmen AB Class B	16,153	612,953
Husqvarna AB Class B	66,591	369,140
Industrivarden AB Class A	24,137	486,182
Industrivarden AB Class C	26,548	529,479
Indutrade AB	47,029	762,809
Investment AB Latour Class B	26,018	430,489
Investor AB Class A	86,932	1,332,106
Investor AB Class B	309,605	4,517,512

LVIP SSGA International Index Fund–8

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
†Kinnevik AB Class B	42,451	$ 556,359
L E Lundbergforetagen AB Class B	13,266	478,909
Lifco AB Class B	40,635	563,730
Nibe Industrier AB Class B	250,058	2,230,573
Sagax AB Class B	28,074	462,183
Sandvik AB	183,582	2,502,507
Securitas AB Class B	49,323	342,402
Skandinaviska Enskilda Banken AB Class A	261,475	2,492,053
Skanska AB Class B	57,556	716,328
SKF AB Class B	67,766	907,835
Svenska Cellulosa AB SCA Class B	111,068	1,409,284
Svenska Handelsbanken AB Class A	255,709	2,099,113
Swedbank AB Class A	160,374	2,105,030
Swedish Match AB	275,793	2,728,069
†Swedish Orphan Biovitrum AB	29,083	562,085
Tele2 AB Class B	85,945	741,669
Telefonaktiebolaget LM Ericsson Class B	473,113	2,765,557
Telia Co. AB	460,086	1,325,085
Volvo AB Class A	35,191	520,744
Volvo AB Class B	259,825	3,676,776
†Volvo Car AB Class B	102,602	445,221
		66,809,284
Switzerland–10.95%
ABB Ltd.	271,305	7,004,940
†Adecco Group AG	26,224	723,771
Alcon, Inc.	81,994	4,762,657
Bachem Holding AG Class B	5,400	339,618
Baloise Holding AG	7,311	934,160
Barry Callebaut AG	627	1,181,903
Chocoladefabriken Lindt & Spruengli AG	196	3,512,801
Cie Financiere Richemont SA Class A	86,487	8,163,977
†Clariant AG	37,917	605,676
†Coca-Cola HBC AG	33,062	690,826
†Credit Suisse Group AG	462,068	1,827,747
EMS-Chemie Holding AG	1,230	776,443
Geberit AG	6,282	2,693,647
Givaudan SA	1,514	4,573,797
†Glencore PLC	1,635,695	8,595,597
†Holcim AG	92,481	3,789,921
†Julius Baer Group Ltd.	34,833	1,520,079
Kuehne & Nagel International AG	9,490	1,932,466
Logitech International SA	29,939	1,368,737
Lonza Group AG	12,280	5,979,021
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Nestle SA	474,547	$ 51,325,729
Novartis AG	365,783	27,886,170
Partners Group Holding AG	3,692	2,971,264
Roche Holding AG	123,029	40,348,878
Schindler Holding AG	10,684	1,642,295
SGS SA	1,097	2,347,299
†Siemens Energy AG	65,847	725,026
†SIG Group AG	51,322	1,042,046
Sika AG	23,918	4,807,319
Sonova Holding AG	9,371	2,062,190
STMicroelectronics NV	117,090	3,638,835
Straumann Holding AG	18,170	1,661,831
Swatch Group AG	15,743	1,582,365
Swiss Life Holding AG	5,065	2,237,774
†Swiss Prime Site AG	13,839	1,102,379
Swiss Re AG	51,699	3,813,007
Swisscom AG	4,478	2,096,782
Temenos AG	11,211	755,811
UBS Group AG	582,345	8,448,640
†VAT Group AG	4,707	955,188
Zurich Insurance Group AG	24,952	9,947,129
		232,375,741
Thailand–0.16%
†Sea Ltd. ADR	61,700	3,458,285
		3,458,285
United Kingdom–14.22%
3i Group PLC	169,381	2,033,831
abrdn PLC	386,363	591,023
Admiral Group PLC	33,444	710,472
Anglo American PLC	209,575	6,292,662
Ashtead Group PLC	72,374	3,250,301
Associated British Foods PLC	62,541	873,861
AstraZeneca PLC	261,205	28,714,115
Auto Trader Group PLC	162,037	918,923
AVEVA Group PLC	17,983	620,454
Aviva PLC	452,665	1,941,407
BAE Systems PLC	544,046	4,780,217
Barclays PLC	2,749,766	4,375,249
Barratt Developments PLC	183,734	694,408
Berkeley Group Holdings PLC	18,228	665,968
BP PLC	3,239,995	15,481,947
British American Tobacco PLC	361,888	12,976,411
British Land Co. PLC	163,163	631,988
BT Group PLC	1,196,387	1,608,304
Bunzl PLC	58,495	1,787,195
Burberry Group PLC	73,384	1,465,881

LVIP SSGA International Index Fund–9

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Coca-Cola Europacific Partners PLC	32,160	$ 1,381,697
Compass Group PLC	293,871	5,851,679
Croda International PLC	22,948	1,639,038
Diageo PLC	385,466	16,225,610
Experian PLC	151,126	4,423,849
GSK PLC	674,454	9,740,935
†Haleon PLC	875,288	2,729,118
Halma PLC	68,764	1,546,665
Hargreaves Lansdown PLC	58,970	564,758
HSBC Holdings PLC (London Shares)	3,375,890	17,479,881
Imperial Brands PLC	145,988	3,001,930
Informa PLC	247,402	1,414,124
InterContinental Hotels Group PLC	30,607	1,474,090
Intertek Group PLC	27,901	1,144,751
J Sainsbury PLC	283,273	548,581
JD Sports Fashion PLC	462,405	509,421
Johnson Matthey PLC	33,416	674,642
Kingfisher PLC	361,471	879,899
Land Securities Group PLC	110,952	641,109
Legal & General Group PLC	1,010,200	2,411,328
Lloyds Banking Group PLC	12,103,346	5,470,558
London Stock Exchange Group PLC	53,958	4,556,692
M&G PLC	411,899	758,767
Melrose Industries PLC	759,894	849,688
Mondi PLC	85,701	1,316,575
National Grid PLC	602,152	6,198,614
NatWest Group PLC	838,695	2,088,954
Next PLC	23,591	1,252,112
†Ocado Group PLC	86,932	451,131
Pearson PLC	102,796	981,660
Persimmon PLC	57,667	788,670
Phoenix Group Holdings PLC	129,075	751,713
Prudential PLC	450,147	4,405,874
Reckitt Benckiser Group PLC	118,270	7,839,105
RELX PLC	319,862	7,816,064
Rentokil Initial PLC	320,925	1,701,055
Rio Tinto PLC	186,158	10,072,236
†Rolls-Royce Holdings PLC	1,489,211	1,140,513
Sage Group PLC	183,677	1,415,522
Schroders PLC	117,517	505,125
Segro PLC	212,000	1,768,898
Severn Trent PLC	43,679	1,141,838
Shell PLC	1,249,865	31,006,563
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Smith & Nephew PLC	157,531	$ 1,818,345
Smiths Group PLC	71,202	1,186,010
Spirax-Sarco Engineering PLC	12,924	1,485,654
SSE PLC	191,084	3,226,643
St. James's Place PLC	94,330	1,074,247
Standard Chartered PLC	456,847	2,857,374
Taylor Wimpey PLC	619,178	602,917
Tesco PLC	1,315,549	3,019,279
Unilever PLC	426,661	18,747,419
United Utilities Group PLC	115,160	1,137,108
Vodafone Group PLC	4,432,039	4,960,336
Whitbread PLC	36,026	913,204
WPP PLC	203,821	1,682,580
		301,686,765
United States–0.10%
Stellantis NV	185,991	2,199,686
		2,199,686
Total Common Stock (Cost $1,698,840,427)		2,040,610,075
ΔPREFERRED STOCKS–0.43%
Germany–0.43%
Bayerische Motoren Werke AG 8.60%	8,815	572,430
Henkel AG & Co. KGaA 3.04%	29,639	1,760,172
Porsche Automobil Holding SE 4.42%	25,584	1,441,481
Sartorius AG 0.35%	4,190	1,449,339
Volkswagen AG 6.01%	31,736	3,877,885
Total Preferred Stocks (Cost $8,824,514)		9,101,307
ΔRIGHTS–0.00%
Sweden–0.00%
†Securitas AB	197,292	82,311
Total Rights (Cost $79,211)		82,311

MONEY MARKET FUND–2.41%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 2.94%)	51,019,616	51,019,616
Total Money Market Fund (Cost $51,019,616)		51,019,616

LVIP SSGA International Index Fund–10

LVIP SSGA International Index Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–99.02% (Cost $1,758,763,768)	$2,100,813,309
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.98%	20,803,622
NET ASSETS APPLICABLE TO 265,410,789 SHARES OUTSTANDING–100.00%	$2,121,616,931

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2022, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
AZ BGP Holdings	8/19/2009	$0	$0
Total		$—	$—

The following futures contracts were outstanding at September 30, 2022:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
869	E-mini MSCI EAFE Index	$72,153,070	$80,573,308	12/16/22	$—	$(8,420,238)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures from the date the contracts were opened through September 30, 2022.

Summary of Abbreviations:
ADR–American Depositary Receipt
CVA–Dutch Certificate
EAFE–Europe Australasia Far East
HSBC–Hong Kong and Shanghai Banking Corporation
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP SSGA International Index Fund–11

LVIP SSGA International Index Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA International Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP SSGA International Index Fund–12

LVIP SSGA International Index Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$161,746,959	$—	$161,746,959
Austria	—	3,509,742	—	3,509,742
Belgium	—	17,009,238	—	17,009,238
Chile	—	814,545	—	814,545
China	328,152	—	—	328,152
Denmark	—	51,560,519	—	51,560,519
Faeroe Islands	—	3,030,849	—	3,030,849
Finland	—	25,565,810	—	25,565,810
France	—	224,811,087	—	224,811,087
Germany	—	144,679,311	—	144,679,311
Greenland	—	3,701,370	—	3,701,370
Hong Kong	395,743	61,329,123	—	61,724,866
Ireland	994,755	12,954,901	—	13,949,656
Isle Of Man	—	1,224,377	—	1,224,377
Israel	4,451,104	12,543,597	—	16,994,701
Italy	—	41,285,305	—	41,285,305
Japan	—	466,120,728	473,494	466,594,222
Jordan	—	480,587	—	480,587
Luxembourg	—	1,392,984	—	1,392,984
Malta	—	—	—*	—
Netherlands	—	90,328,830	—	90,328,830
New Zealand	—	4,938,633	—	4,938,633
Norway	—	16,308,090	—	16,308,090
Portugal	—	4,761,956	—	4,761,956
Singapore	498,122	28,146,326	—	28,644,448
Spain	—	48,694,077	—	48,694,077
Sweden	—	66,809,284	—	66,809,284
Switzerland	—	232,375,741	—	232,375,741
Thailand	3,458,285	—	—	3,458,285
United Kingdom	2,729,118	298,957,647	—	301,686,765
United States	—	2,199,686	—	2,199,686
Preferred Stocks	—	9,101,307	—	9,101,307
Rights	82,311	—	—	82,311
Money Market Fund	51,019,616	—	—	51,019,616
Total Investments	$63,957,206	$2,036,382,609	$473,494	$2,100,813,309
Derivatives:

Liabilities:
Futures Contract	$(8,420,238)	$—	$—	$(8,420,238)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended September 30, 2022, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at September 30, 2022, the majority of the Fund’s common stock investments was categorized as Level 2.
LVIP SSGA International Index Fund–13